EMPLOYEE BENEFITS - Defined benefit pension plan - Reconciliation of plan assets and liabilities (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliations of assets and liabilities of the plans
Net	R$ (1,057,849)	R$ (1,084,758)
Defined benefit obligation	(1,057,849)	(1,084,758)
Present value of the defined benefit obligations
Reconciliations of assets and liabilities of the plans
Net	(4,391,251)	(4,314,592)	R$ (4,174,653)	R$ (4,739,299)
Plan assets
Reconciliations of assets and liabilities of the plans
Net	3,568,934	3,456,613	R$ 3,292,890	R$ 3,865,411
Asset ceiling restrictions on recognition of net funded assets
Reconciliations of assets and liabilities of the plans
Net	R$ (235,532)	R$ (226,779)